PENSION PLAN - Defined Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Registered Plans
Disclosure of defined benefit plans [line items]
Total present value of obligations	$ 250	$ 212
Fair value of plan assets	231	193
Recognized liability for defined benefit obligations	(19)	(19)
Supplemental Plan
Disclosure of defined benefit plans [line items]
Total present value of obligations	16	12
Fair value of plan assets	0	0
Recognized liability for defined benefit obligations	$ (16)	$ (12)